Convertible notes	12 Months Ended
Dec. 31, 2018
Convertible Notes [Abstract]
Convertible notes
Note 16 – Convertible notes

The Company entered into a series of Securities Purchase Agreements (the "Agreements") with certain investors between June and September, 2015. Pursuant to the Agreements, the Company issued certain convertible notes (the “Notes”) to the investors in a total principal amount of $1,149. A summary of the major terms of the Agreements are presented as follows:

Investor	Principal amount	Issue date	Maturity date	Interest rate	Conversion discount rate (b)
LG Capital Funding, LLC	$231	6/10/2015	6/10/2016	8%	35%
JSJ Investments INC	150	6/3/2015	12/3/2015 (a)	12%	43%
Crown Bridge Partner, LLC	46	9/11/2015	8/25/2016	5%	42%
Service Trading Company, LLC	105	6/11/2015	6/11/2016	8%	35%
Adar Bays, LLC	158	6/11/2015	6/11/2016	8%	35%
Vis Vires Group, INC	159	6/10/2015	3/15/2016	8%	39%
Black Forest Capital, LLC	300	7/17/2015	7/17/2016	12%	42%
	$1,149

(a)	At any time before, on and after the maturity date, this note has a cash redemption premium of 150%.
(b)
The rate is the discount to the lowest closing bid price of the Company’s ordinary shares for the 10 or 20 days prior to the date of conversion or execution of the convertible note agreements, as the case may be.

The conversion feature is dual indexed to the Company’s stock and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date in accordance with ASC 815-15-25. In addition, issuance costs of $44 and $106 associated with the Notes offering have been expensed as incurred in the years ended December 31, 2016 and 2015, respectively.

During the year ended December 31, 2016, the note holders have fully converted the remaining Notes with a total principal amount of $1,114 into 1,343,425 ordinary shares of the Company.

On April 18, 2018, the Company entered into a Securities Purchase Agreement with Mr. So Chun LIN, an unrelated party, pursuant to which the investor purchased a note for $5,779,602, bearing 2.5% interest per annum
(the “2018 Notes”). The 2018 Notes will be matured
5 years from the date of issuance. At any time prior to the earlier of the maturity date or the date on which this 2018 Notes is paid in full, at the option of the Holder, all or any part of Principal Amount (the “Optional Conversion Amount”) may be converted into 3,853,068 Ordinary Shares at $1.50 per share. The 2018 Notes will be automatically converted into ordinary shares of the Company at a conversion price equal to
$1.50
per share at maturity. Interest on the 2018 Notes will be paid in cash and cannot be converted into shares of the Company. The 2018 Notes were sold pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant Section 4(a)(2) of the Securities Act and Regulation S promulgated thereunder.

The contractual obligation to pay interest on the 2018 Notes results in an indirect contractual obligation to pay dividends on the base instrument. The present value of the expected dividend (interest) stream of $0.5 million is classified as liability and the difference between the proceeds of the 2018 Notes and the fair value of the liability component is attributable to equity component ($5.3 million).

The issuance of the 2018 Notes did not give rise to a beneficial conversion feature due to the market price of the shares of the Company at the issuance date of $1.07 being less than the effective conversion price was $1.38 per share.